Note I - Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, Percent	34.00%	34.00%	34.00%
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit (in Dollars)	$ 1.2